Quarterly Report
March 31, 2019
MFS®  Institutional International
Equity Fund

Portfolio of Investments
3/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.6%
Aerospace – 1.6%
MTU Aero Engines AG	261,203	$59,128,300
Rolls-Royce Holdings PLC	8,348,090	98,204,660
		$157,332,960
Airlines – 0.3%
Ryanair Holdings PLC, ADR (a)	481,403	$36,076,341
Alcoholic Beverages – 5.3%
Ambev S.A., ADR	13,266,616	$57,046,449
Carlsberg Group	605,499	75,621,416
Diageo PLC	4,778,348	195,295,285
Pernod Ricard S.A.	1,165,957	209,265,960
		$537,229,110
Apparel Manufacturers – 2.3%
LVMH Moet Hennessy Louis Vuitton SE	625,526	$230,082,112
Automotive – 1.0%
DENSO Corp.	2,536,700	$98,808,390
Broadcasting – 1.5%
ProSiebenSat.1 Media SE	3,092,216	$44,121,778
WPP Group PLC	9,785,530	103,337,783
		$147,459,561
Brokerage & Asset Managers – 0.6%
Deutsche Boerse AG	511,681	$65,605,703
Business Services – 6.4%
Compass Group PLC	7,590,040	$178,386,505
Experian PLC	7,267,854	196,798,475
Randstad Holding N.V.	1,895,893	92,448,429
Tata Consultancy Services Ltd.	6,090,210	175,972,123
		$643,605,532
Computer Software – 4.4%
Check Point Software Technologies Ltd. (a)	993,250	$125,636,193
Dassault Systemes S.A.	421,088	62,705,187
SAP SE	2,170,656	250,798,134
		$439,139,514
Computer Software - Systems – 3.6%
Amadeus IT Group S.A.	2,561,335	$205,144,874
Olympus Corp.	14,652,800	158,916,048
		$364,060,922
Conglomerates – 0.6%
Smiths Group PLC	3,373,775	$63,056,384
Consumer Products – 5.6%
Beiersdorf AG	1,946,188	$202,464,066
Essity AB	3,042,090	87,722,708
L’Oréal S.A.	471,403	126,805,355
Reckitt Benckiser Group PLC	1,713,939	142,466,648
		$559,458,777

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 0.5%
Amcor Ltd.	4,285,332	$46,828,690
Electrical Equipment – 3.4%
Legrand S.A.	1,304,361	$87,292,539
Schneider Electric S.A.	3,200,214	251,073,411
		$338,365,950
Electronics – 5.3%
Hoya Corp.	3,879,000	$255,811,702
Kyocera Corp.	2,339,000	137,178,562
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,445,348	141,121,454
		$534,111,718
Energy - Integrated – 2.6%
Eni S.p.A.	6,126,902	$108,274,914
Suncor Energy, Inc.	4,743,469	153,731,914
		$262,006,828
Food & Beverages – 5.5%
Danone S.A.	1,847,025	$142,318,829
Nestle S.A.	4,277,781	407,694,117
		$550,012,946
Food & Drug Stores – 0.7%
Tesco PLC	23,595,999	$71,330,383
Insurance – 4.8%
AIA Group Ltd.	30,309,089	$301,741,451
Prudential PLC	2,871,898	57,510,240
Zurich Insurance Group AG	384,159	127,159,233
		$486,410,924
Internet – 0.7%
Baidu, Inc., ADR (a)	431,980	$71,211,903
Machinery & Tools – 3.5%
Daikin Industries Ltd.	1,333,600	$156,065,975
Fanuc Ltd.	399,900	68,123,360
Kubota Corp.	8,653,600	124,888,868
		$349,078,203
Major Banks – 2.2%
Barclays PLC	29,608,092	$59,649,338
UBS Group AG	13,787,169	167,121,396
		$226,770,734
Medical Equipment – 3.8%
EssilorLuxottica	917,321	$100,204,489
QIAGEN N.V. (a)	1,967,122	79,747,214
Terumo Corp.	6,518,600	198,798,773
		$378,750,476
Metals & Mining – 1.3%
Rio Tinto PLC	2,180,773	$126,707,910
Natural Gas - Distribution – 1.1%
ENGIE	7,374,346	$109,854,451

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 6.5%
DBS Group Holdings Ltd.	6,604,351	$122,949,844
Housing Development Finance Corp. Ltd.	3,467,174	98,509,783
ING Groep N.V.	9,440,362	114,199,605
Intesa Sanpaolo S.p.A	41,985,971	102,249,242
Julius Baer Group Ltd.	1,665,996	67,309,082
KBC Group N.V.	2,070,815	144,672,498
		$649,890,054
Pharmaceuticals – 10.0%
Bayer AG	2,849,608	$184,121,150
Merck KGaA	1,057,263	120,555,351
Novartis AG	2,173,820	209,097,142
Novo Nordisk A.S., “B”	3,563,284	186,532,462
Roche Holding AG	1,111,716	306,301,064
		$1,006,607,169
Printing & Publishing – 1.7%
RELX PLC	2,523,232	$53,945,983
RELX PLC	5,393,677	115,259,303
		$169,205,286
Railroad & Shipping – 2.1%
Canadian National Railway Co.	2,385,957	$213,495,432
Restaurants – 1.5%
Yum China Holdings, Inc.	3,269,868	$146,849,772
Specialty Chemicals – 6.2%
Akzo Nobel N.V.	1,820,245	$161,286,506
L'Air Liquide S.A.	1,988,203	252,800,729
Linde PLC	544,180	95,227,690
Shin-Etsu Chemical Co. Ltd.	497,700	41,673,338
Sika AG	535,983	74,873,447
		$625,861,710
Specialty Stores – 0.8%
Hermes International	36,534	$24,105,620
Just Eat PLC (a)	5,563,671	54,420,487
		$78,526,107
Tobacco – 1.2%
Japan Tobacco, Inc.	4,942,400	$122,411,694
Total Common Stocks		$9,906,203,646
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 2.48% (v)	109,714,413	$109,714,413

Other Assets, Less Liabilities – 0.3%		30,664,564
Net Assets – 100.0%		$10,046,582,623
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $109,714,413 and $9,906,203,646, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$9,906,203,646	$—	$—	$9,906,203,646
Mutual Funds	109,714,413	—	—	109,714,413
Total	$10,015,918,059	$—	$—	$10,015,918,059
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	83,638,750	1,083,432,707	(1,057,357,044)	109,714,413

Supplemental Information (unaudited) – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$16,518	$(1,421)	$—	$1,626,914	$109,714,413

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2019, are as follows:
France	15.9%
United Kingdom	15.1%
Japan	13.6%
Switzerland	13.5%
Germany	10.0%
Netherlands	3.7%
Canada	3.7%
Hong Kong	3.0%
India	2.7%
Other Countries	18.8%